SECURED BORROWINGS, Fly Acquisition III Facility (Details) - Secured Borrowings [Member] - Revolving Credit Facility [Member] - Fly Acquisition III Facility [Member]	8 Months Ended	12 Months Ended	36 Months Ended
	Oct. 22, 2019	Dec. 31, 2019	Feb. 26, 2019
Secured Borrowings [Abstract]
Maturity date		Feb. 26, 2022
Minimum [Member]
Secured Borrowings [Abstract]
Commitment fee percentage			0.50%
Maximum [Member]
Secured Borrowings [Abstract]
Commitment fee percentage			0.75%
LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate		1 month
Basis spread on variable rate	2.50%		2.00%